Leases - Schedule of Maturity Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	€ 23,286
Less: financing cost	(1,025)
Lease liabilities	22,261	€ 36,325	€ 95,059
2026 [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	12,922
2027 [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	7,887
2028 [Member]
Schedule of Maturity Lease Liabilities [Abstract]
Total lease payments	€ 2,476